September 8, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund (the “Trust”), we are filing, pursuant to the Securities Act of 1933, as amended, the Trust’s Registration Statement on Form N-14 (the “Filing”). The Filing relates to the Agreement and Plan of Reorganization with regard to the following reorganizations: (i) the reorganization of the Great Lakes Disciplined Equity Fund and Great Lakes Large Cap Value Fund, each a series of Managed Portfolio Series, into the Cambiar Opportunity Fund, a series of the Trust; and (ii) the reorganization of the Great Lakes Small Cap Opportunity Fund (together with the Great Lakes Disciplined Equity Fund and Great Lakes Large Cap Value Fund, the “Target Funds,” and each, a “Target Fund”), a series of Managed Portfolio Series, into the Cambiar Small Cap Fund (together with the Cambiar Opportunity Fund, the “Acquiring Funds,” and each, an “Acquiring Fund”), a series of the Trust. Pursuant to the Agreement and Plan of Reorganization, each Target Fund will transfer all of its assets and liabilities to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5862.

Very truly yours,

/s/ David W. Freese
David W. Freese

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001